Accounts receivable, net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 37,690	$ 5,627	¥ 43,820
Provisions	1,669	249	(246)
Write-offs	(12,769)	(1,906)	(5,884)
Ending balance	¥ 26,590	$ 3,970	¥ 37,690